Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes - AutoLotto, Inc. [Member]	Sep. 30, 2021 USD ($)
Series A Amount [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021 (three months remaining)	$ 821,500
2022
Total matuities	821,500
Series B Amount [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021 (three months remaining)	9,198,547
2022	38,783,733
Total matuities	47,982,280
Total Amount [Member]
Notes Payable and Convertible Debt (Details) - Schedule of maturities of the Series A and B notes [Line Items]
2021 (three months remaining)	10,020,047
2022	38,783,733
Total matuities	$ 48,803,780